LIFEGOAL HOME DOWN PAYMENT INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 10.1%
	CHEMICALS - 0.5%
28	Sherwin-Williams Company	$ 7,505

	CONSTRUCTION MATERIALS - 0.8%
133	Owens Corning	12,712

	ELECTRICAL EQUIPMENT - 0.3%
119	Carrier Global Corporation	4,678

	FORESTRY, PAPER & WOOD PRODUCTS - 0.7%
175	Trex Company, Inc.(a)	11,151

	HOME & OFFICE PRODUCTS - 0.3%
28	Whirlpool Corporation	5,159

	HOME CONSTRUCTION - 3.4%
133	DR Horton, Inc.	9,995
161	Lennar Corporation, Class B	10,814
210	Masco Corporation	11,905
189	PulteGroup, Inc.	8,554
238	Toll Brothers, Inc.	12,013
		53,281
	MACHINERY - 0.3%
42	Stanley Black & Decker, Inc.	4,985

	METALS & MINING - 0.6%
147	Newmont Corporation	9,974

	RETAIL - DISCRETIONARY - 2.6%
70	Floor & Decor Holdings, Inc., Class A(a)	5,281
49	Home Depot, Inc. (The)	14,835
77	Lowe's Companies, Inc.	15,037
42	Williams-Sonoma, Inc.	5,373
		40,526

LIFEGOAL HOME DOWN PAYMENT INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 10.1% (Continued)
	TRANSPORTATION & LOGISTICS - 0.6%
91	CH Robinson Worldwide, Inc.	$ 9,874

	TOTAL COMMON STOCKS (Cost $185,284)	159,845

	EXCHANGE-TRADED FUNDS — 89.7%
	COMMODITY - 5.6%
1,722	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	52,383
1,946	Graniteshares Gold Trust(a)	35,417
		87,800
	EQUITY - 23.7%
483	iShares Emerging Markets Dividend ETF	14,698
70	iShares ESG MSCI EM Leaders ETF	3,520
378	iShares Global Materials ETF	33,794
609	iShares MSCI Global Min Vol Factor ETF	60,468
896	iShares MSCI USA Small-Cap Min Vol Factor ETF	31,521
315	JPMorgan Equity Premium Income ETF	18,292
2,030	Schwab Strategic Trust-Schwab International Dividend Equity ETF	49,918
420	Utilities Select Sector SPDR Fund	31,219
546	Vanguard Global ex-U.S. Real Estate ETF(a)	26,126
735	Vanguard Value ETF	105,905
		375,461
	FIXED INCOME - 60.4%
2,730	iShares CMBS ETF	132,896
623	iShares ESG Aware USD Corporate Bond ETF	14,915
742	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	38,042
994	iShares Trust iShares 5-10 Year Investment Grade Corporate Bond ETF	52,354
1,638	Schwab Short-Term U.S. Treasury ETF	81,147
1,386	Schwab US TIPS ETF	80,665
1,869	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	99,618
5,299	VanEck J. P. Morgan EM Local Currency Bond ETF	135,919
2,457	Vanguard Intermediate-Term Corporate Bond ETF	202,580

LIFEGOAL HOME DOWN PAYMENT INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.7% (Continued)
	FIXED INCOME - 60.4% (Continued)
1,897	Vanguard Intermediate-Term Treasury ETF	$ 116,912
		955,048

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,483,061)	1,418,309

	TOTAL INVESTMENTS - 99.8% (Cost $1,668,345)	$ 1,578,154
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	3,730
	NET ASSETS - 100.0%	$ 1,581,884

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

LIFEGOAL CONSERVATIVE WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 4.7%
	AEROSPACE & DEFENSE - 0.5%
80	Boeing Company(a)	$ 10,512

	ASSET MANAGEMENT - 0.3%
8	BlackRock, Inc.	5,353

	AUTOMOTIVE - 0.2%
160	Ford Motor Company	2,189
56	General Motors Company(a)	2,166
		4,355
	BANKING - 0.2%
32	JPMorgan Chase & Company	4,231

	BIOTECH & PHARMA - 0.4%
72	Merck & Company, Inc.	6,626

	CABLE & SATELLITE - 0.2%
64	Comcast Corporation, Class A	2,834

	ENTERTAINMENT CONTENT - 0.2%
40	Walt Disney Company (The)(a)	4,418

	HOUSEHOLD PRODUCTS - 0.2%
48	Colgate-Palmolive Company	3,783

	INTERNET MEDIA & SERVICES - 1.1%
8	Alphabet, Inc., Class C(a)	18,246
16	Meta Platforms, Inc., Class A(a)	3,098
		21,344
	LEISURE FACILITIES & SERVICES - 0.3%
64	Starbucks Corporation	5,024

	SEMICONDUCTORS - 0.2%
24	Texas Instruments, Inc.	4,243

LIFEGOAL CONSERVATIVE WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 4.7% (Continued)
	SOFTWARE - 0.2%
48	Oracle Corporation	$ 3,452

	TECHNOLOGY HARDWARE - 0.2%
64	Cisco Systems, Inc.	2,883

	TRANSPORTATION & LOGISTICS - 0.5%
64	CH Robinson Worldwide, Inc.	6,944
8	FedEx Corporation	1,797
		8,741

	TOTAL COMMON STOCKS (Cost $100,964)	87,799

	EXCHANGE-TRADED FUNDS — 95.0%
	COMMODITY - 3.5%
968	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	29,447
1,984	Graniteshares Gold Trust(a)	36,108
		65,555
	EQUITY - 20.2%
992	iShares Core Dividend Growth ETF	50,969
72	iShares ESG MSCI EM Leaders ETF	3,621
432	iShares Global Materials ETF	38,622
1,592	iShares International Dividend Growth ETF	99,021
664	iShares MSCI Global Min Vol Factor ETF	65,929
1,024	iShares MSCI USA Small-Cap Min Vol Factor ETF	36,024
608	Utilities Select Sector SPDR Fund	45,193
792	Vanguard Global ex-U.S. Real Estate ETF(a)	37,897
		377,276
	FIXED INCOME - 71.3%
3,120	iShares CMBS ETF	151,882
712	iShares ESG Aware USD Corporate Bond ETF	17,045
816	iShares Fallen Angels USD Bond ETF	21,591
1,664	iShares Long-Term Corporate Bond ETF	93,300
2,392	Schwab Short-Term U.S. Treasury ETF	118,500

LIFEGOAL CONSERVATIVE WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.0% (Continued)
	FIXED INCOME - 71.3% (Continued)
1,584	Schwab US TIPS ETF	$ 92,189
2,976	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	158,621
2,920	VanEck J. P. Morgan EM Local Currency Bond ETF	74,898
1,144	Vanguard Emerging Markets Government Bond ETF	74,943
2,376	Vanguard Intermediate-Term Corporate Bond ETF	195,901
3,984	Vanguard Intermediate-Term Treasury ETF	245,535
976	Vanguard Long-Term Corporate Bond ETF	83,302
		1,327,707

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,813,382)	1,770,538

	TOTAL INVESTMENTS - 99.7% (Cost $1,914,346)	$ 1,858,337
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	4,834
	NET ASSETS - 100.0%	$ 1,863,171

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

LIFEGOAL WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 11.9%
	AEROSPACE & DEFENSE - 0.7%
99	Boeing Company(a)	$ 13,009

	ASSET MANAGEMENT - 0.6%
18	BlackRock, Inc.	12,043

	AUTOMOTIVE - 1.3%
864	Ford Motor Company	11,820
333	General Motors Company(a)	12,879
		24,699
	E-COMMERCE DISCRETIONARY - 1.1%
9	Amazon.com, Inc.(a)	21,638

	INTERNET MEDIA & SERVICES - 1.0%
9	Alphabet, Inc., Class C(a)	20,527

	METALS & MINING - 2.3%
675	Newmont Corporation	45,799

	RETAIL - DISCRETIONARY - 0.8%
54	Home Depot, Inc. (The)	16,349

	SOFTWARE - 2.5%
72	Microsoft Corporation	19,574
243	Oracle Corporation	17,477
81	Salesforce, Inc.(a)	12,979
		50,030
	TECHNOLOGY SERVICES - 0.8%
45	S&P Global, Inc.	15,727

	TRANSPORTATION & LOGISTICS - 0.8%
153	CH Robinson Worldwide, Inc.	16,602

LIFEGOAL WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 11.9% (Continued)
	TRANSPORTATION & LOGISTICS - 0.8% (Continued)

	TOTAL COMMON STOCKS (Cost $282,503)	$ 236,423

	EXCHANGE-TRADED FUNDS — 87.9%
	COMMODITY - 3.9%
1,386	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	42,162
1,971	Graniteshares Gold Trust(a)	35,872
		78,034
	EQUITY - 47.6%
450	iShares Core Dividend Growth ETF	23,121
405	iShares Global Materials ETF	36,208
774	iShares International Dividend Growth ETF	48,143
2,187	iShares MSCI Global Min Vol Factor ETF	217,147
4,284	JPMorgan Equity Premium Income ETF	248,773
738	Utilities Select Sector SPDR Fund	54,856
1,566	Vanguard Global ex-U.S. Real Estate ETF(a)	74,933
405	Vanguard Real Estate ETF	40,123
837	Vanguard Value ETF	120,603
3,357	WisdomTree Emerging Markets Quality Dividend Growth Fund(b)	82,314
		946,221
	FIXED INCOME - 36.4%
1,494	iShares Long-Term Corporate Bond ETF	83,769
1,782	Schwab US TIPS ETF	103,712
3,681	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	196,197
4,752	VanEck J. P. Morgan EM Local Currency Bond ETF	121,889
1,755	Vanguard Emerging Markets Government Bond ETF	114,970
1,215	Vanguard Long-Term Corporate Bond ETF	103,700
		724,237

LIFEGOAL WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
EXCHANGE-TRADED FUNDS — 87.9% (Continued)
FIXED INCOME - 36.4% (Continued)

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,832,104)	$ 1,748,492

	TOTAL INVESTMENTS - 99.8% (Cost $2,114,607)	$ 1,984,915
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	4,379
	NET ASSETS - 100.0%	$ 1,989,294

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.